Deferred tax - Analysis of Deferred Tax Balances for Financial Reporting Purposes (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 160.3	£ 140.4
Deferred tax liabilities	(513.7)	(692.4)
Deferred tax assets (liabilities)	(353.4)	(552.0)
Gross amount before offset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	411.8	598.0
Deferred tax liabilities	(765.2)	(1,150.0)
Deferred tax assets (liabilities)	(353.4)	(552.0)
Offset amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(251.5)	(457.6)
Deferred tax liabilities	£ 251.5	£ 457.6